Consolidated statement of comprehensive income of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income/(loss)	€ (135)	€ 1,236	€ 707
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	20	(4)	(32)
Remeasurements of defined benefit plans	(360)	(612)	(134)
Income tax relating to items that will not be reclassified	138	92	(8)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	2,990	3,477	(2,144)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	13	(412)	66
Changes in cash flow hedging reserve	(247)	(8)	5
Movement in foreign currency translation and net foreign investment hedging reserves	(1,489)	314	602
Equity movements of joint ventures	12	8	9
Equity movements of associates	7	4	(1)
Disposal of group assets	(8)	(1)	36
Income tax relating to items that may be reclassified	(616)	(634)	494
Other	47	13	(2)
Total other comprehensive income / (loss)	507	2,237	(1,109)
Total comprehensive income / (loss)	372	3,473	(402)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.	316	3,474	(403)
Non-controlling interests	€ 55	€ (1)	€ 2